Fair Value Measurements - Fair Value Methodology (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal Amount			$ 3,612,035	$ 3,010,274
Loss from change in fair value of debt	$ 263,000	$ 112,000	436,926
2019 Convertible Promissory Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal Amount			3,000,000	3,000,000
Fair Value			3,612,000	3,000,000
Loss from change in fair value of debt			436,926	$ 0
2020 Convertible Promissory Notes Embedded Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value of the embedded derivative			2,817,000
Principal Amount			5,125,000
Fair Value			$ 7,424,039